Goodwill	12 Months Ended
Dec. 31, 2020
GOODWILL.
Goodwill

15.  GOODWILL

The following table sets forth goodwill by cash-generating unit or group of cash-generating units to which it belongs and changes for the years ended December 31, 2020 and 2019:

		Opening Balance 01-01-2019	Transfer Merger by Absorption	Foreign Currency Translation	Closing Balance 12/31/2019	Foreign Currency Translation	Closing Balance 12-31-2020
Company	Cash Generating Unit	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Colina S.A.	Enel Colina S.A.	2,240,478	—	—	2,240,478	—	2,240,478
Enel Distribución Chile S.A.	Enel Distribución Chile	128,374,362	—	—	128,374,362	—	128,374,362
Enel Generación Chile S.A.	Generación Chile	731,782,459	24,860,356	—	756,642,815	—	756,642,815
GasAtacama Chile S.A.	Generación Chile	24,860,356	(24,860,356)	—	—	—	—
Almeyda Solar SpA	Enel Green Power Chile S.A.	20,146,823	—	1,673,580	21,820,403	(1,194,585)	20,625,818
Geotérmica del Norte	Enel Green Power Chile S.A.	75,646	—	6,284	81,930	(4,485)	77,445
Parque Eólico Talinay Oriente	Enel Green Power Chile S.A.	7,564,601	—	628,385	8,192,986	(448,535)	7,744,451
	Total	915,044,725	—	2,308,249	917,352,974	(1,647,605)	915,705,369

According to the Group Management’s estimates and projections, the expected future cash flows projections attributable to the cash-generating units or groups of cash-generating units, to which the acquired goodwill has been allocated, allow the recovery of its carrying amount as of December 31, 2020 and 2019 (see Note 3.e).

The origin of the goodwill is detailed below:

1.	Enel Colina S.A

On December 31, 1996, Enel Distribución Chile S.A acquired 100% of Empresa Eléctrica de Colina Ltda (currently Enel Colina S.A.) from Inversiones Saint Thomas S.A., a company that is neither directly or indirectly related to Enel Distribución Chile S.A.

2.	Enel Distribución Chile S.A.

During November 2000, Enersis S.A. (currently Enel Américas S.A.) acquired in a public tender offer, an additional ownership interest of 25.4% in Enel Distribución Chile S.A. to reach 99.99% ownership.

3.	Enel Generación Chile S.A.

On May 11, 1999, Enersis S.A. (currently Enel Américas S.A.) acquired an additional 35% ownership interest in Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) to achieve 60% ownership of the generation company, through a public tender offer in the Santiago Stock Exchange and the purchase of shares in the United States (30% and 5%, respectively).

On October 1, 2019, Gasatacama Chile S.A. merged with Enel Generación Chile S.A., with the latter being the legal surviving company. Due to the above, the following goodwill was directly recognized in Enel Generación Chile.

3.1 GasAtacama Chile S.A. (formerly Inversiones GasAtacama Holding Limitada)

On April 22, 2014, Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) acquired 50% ownership interest in GasAtacama Chile S.A. (formerly Inversiones GasAtacama Holding Limitada), previously held by Southern Cross Latin América Private Equity Fund III L.P.

3.2.GasAtacama Chile S.A. (formerly Empresa Eléctrica Pangue S.A.)

On July 12, 2002, Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) acquired 2.51% of the shares of Empresa Eléctrica Pangue S.A., upon exercise of the sale option by the minority shareholder International Finance Corporation (IFC).

On May 2, 2012, Empresa Eléctrica Pangue S.A. merged with Compañía Eléctrica San Isidro S.A., with the latter being the legal surviving company.

3.3. GasAtacama Chile S.A. (formerly Compañía Eléctrica San Isidro S.A.)

On August 11, 2005, Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) acquired an ownership interest in Inversiones Lo Venecia Ltda., whose sole asset was a 25% interest in San Isidro S.A.

On September 1, 2013, Compañía Eléctrica San Isidro S.A. merged with Endesa Eco S.A., with the latter being the legal surviving company.

On November 1, 2013, Endesa Eco S.A. merged with Compañía Eléctrica Tarapacá S.A., with the latter being the legal surviving company.

On November 1, 2016, Celta merged with GasAtacama Chile S.A., with the latter being the legal surviving company.

4.	Enel Green Power Chile S.A.

On March 26, 2013, Enel Green Power Chile S.A. acquired ownership interest in Parque Eólico Talinay Oriente S.A.

On August 6, 2001, Enel Green Power Chile S.A. acquired ownership interests in Empresa Eléctrica Panguipulli S.A. and Empresa Eléctrica Puyehue S.A., which later merged with Panguipulli, with the latter company being the legal surviving company. Later, on July 1, 2020, Empresa Eléctrica Panguipulli S.A. was absorbed by Parque Eólico Taltal SpA, with the latter being the legal surviving company, and on August 1, 2020, Parque Eólico Taltal SpA was merged into Almeyda Solar SpA, with the latter company being the legal surviving company.